Investment in equity investees	9 Months Ended
Sep. 30, 2019
Investment in equity investees
Investment in equity investees
5 .	Investment in equity investees

Measurement Alternative and NAV practical expedient
As of December 31, 2018 and September 30, 2019, the carrying amount of the Group’s equity investments measured at fair value using the Measurement Alternative was RMB17,104,784 and RMB21,359,464, and the carrying amount of the Groups’ investments under NAV practical expedient was RMB944,378 and RMB2,231,999
, respectively.
For the nine months ended September 30, 2018 and 2019, the Group invested RMB11,082,268 and RMB5,930,682 in multiple private companies and private equity funds accounted for under the
Measurement Alternative and NAV practical expedient
,
respectively, which may have operational synergy with the Group’s core business. During the nine months ended September 30, 2019, investment consideration for the top two investees were RMB3,380,825 and RMB1,086,776, respectively. During the nine months ended September 30, 2018 and 2019
, fair value changes recognized for certain equity investments which were measured using the Measurement Alternative and NAV practical expedient were not significant.
The Group accounted for the investment in Ai
H
ui
S
hou International Co. Ltd. (“Ai
H
ui
S
hou”) under the Measurement Alternative.
In June 2019, the Group signed series of agreements with Ai
H
ui
S
hou, an online second-hand consumer electronics trading platform. The Group merged its Paipai Secondhand business into Ai
H
ui
S
hou with certain exclusive traffic resources for the next five years, and additionally invested approximately US$20 million in cash in exchange for a non-controlling interest in Ai
H
ui
S
hou. Total consideration for the above investment in Ai
H
ui
S
hou was RMB3,380,825.
Equity method
As of September 30, 2019, the Group’s investments accounted for under the equity method totaled RMB14,984,756 (as of December 31, 2018: RMB13,307,454
)
, which mainly included the investment in Yonghui Superstores Co., Ltd, (“Yonghui”) amounting to RMB5,505,566, the investment in Bitauto Holdings Limited (“Bitauto”) amounting to RMB1,836,909
, the investment in Dada amounting to
nil
,
the investment in Tuniu Corporation (“Tuniu”) amounting to RMB543,767
,
the investment in Jiangsu Five Star Appliance Co., Ltd. (“Jiangsu Five Star”) amounting to RMB1,370,853, and investment in Yixin Group Limited (“Yixin”) amounting to RMB1,198,696. The Group applies the equity method of accounting to account for its equity investments, in common stock or in-substance
common stock, over which it has significant influence but does not own a majority equity interest or otherwise control.
Investment in Yonghui
On August 11, 2016, the Group completed the investment in Yonghui through the subscription of newly issued ordinary shares representing 10% equity interest in Yonghui. On May 23, 2018, the Company acquired additional ordinary shares from the existing shareholders of Yonghui, the Company’s interest in Yonghui’s issued and outstanding ordinary shares increased from 10% to 12% accordingly. Yonghui is a leading hypermarket and supermarket operator in China and is listed on the Shanghai Stock Exchange. Total consideration for the investment in Yonghui was RMB5,458,074 in cash. Investment in Yonghui is accounted for using the equity method as the Group obtained significant influence by the right
s
to nominate two board members out of eleven. The Group received dividend of RMB143,557 and RMB120,338 for the nine months ended September 30, 2018 and 2019, respectively, which have been recorded as a reduction to the investment in Yonghui.
Investment in Yonghui is accounted for using the equity method with the investment cost
 allocated as follows:

	As of August 11, 2016	As of December 31, 2018	As of September 30, 2019
	RMB	RMB	RMB
Carrying value of investment in Yonghui	4,234,929	5,450,209	5,505,566
Proportionate share of Yonghui’s net tangible and intangible assets	1,869,905	2,122,874	2,229,692

Positive basis difference	2,365,024	3,327,335	3,275,874

Positive basis difference has been primarily assigned to:
Goodwill	1,270,190	1,989,726	1,989,726
Amortizable intangible assets (*)	1,459,779	1,783,478	1,714,864
Deferred tax liabilities	(364,945)	(445,869)	(428,716)
	2,365,024	3,327,335	3,275,874
Cumulative gains in equity interest in Yonghui	—	250,538	426,233

(*)	As of September 30, 2019, the weighted average remaining life of the intangible assets not included in Yonghui’s consolidated financial statements was 15 years.

As of December 31, 2018 and September 30, 2019, the market value of the Group’s investment in Yonghui was approximately RMB8,609,614 and RMB9,725,472 based on its quoted closing price, respectively.

Investment in Bitauto
On February 16, 2015, the Group completed its investment in Bitauto through the subscription of newly issued ordinary shares, representing approximately 25% of the outstanding ordinary shares of Bitauto. Bitauto is a leading provider of internet content and marketing services for China’s fast-growing automotive industry that is listed on Nasdaq. Total consideration for the initial investment in Bitauto was RMB5,496,188 with a combination of RMB2,450,920 in cash and RMB3,045,268 in the form of future services, including exclusive access to the new and used car channels on the Group’s website and mobile apps and additional support from the Group’s key platforms for a period of 5 years. On June 17, 2016, the Group additionally acquired Bitauto’s newly issued ordinary shares by paying the cash consideration of RMB328,975.
As of September 30, 2019
,
 the Group held approximately 24% of Bitauto’s issued and outstanding shares.
Investment in Bitauto is accounted for using the equity method with the investment cost allocated as follows:

	As of February 16, 2015	As of December 31, 2018	As of September 30, 2019
	RMB	RMB	RMB
Carrying value of investment in Bitauto (*)	5,496,188	2,544,367	1,836,909
Proportionate share of Bitauto’s net tangible and intangible assets	2,119,109	2,619,609	2,368,479

Positive / (negative) basis difference	3,377,079	(75,242)	(531,570)

Positive / (negative) basis difference has been primarily assigned to:
Goodwill (*)	2,846,260	—	—
Amortizable intangible assets (**)	707,758	(75,242)	(531,570)
Deferred tax liabilities	(176,939)	—	—

	3,377,079	(75,242)	(531,570)

Cumulative losses in equity interest in Bitauto	—	(3,280,796)	(3,863,025)
(*)
In the first quarter of 2019, the Group conducted impairment assessment on its investment in Bitauto considering the duration and severity of the decline of Bitauto’s stock price after the investment, as well as the financial condition, operating performance and the prospects of Bitauto, and concluded the decline in fair value of the investment w as
other-than-temporary. Accordingly, the Group recorded impairment charge of
RMB488,453 to write down the carrying value of its investment in Bitauto to the fair value, based on quoted closing price of Bitauto’s stock as of March 31, 2019.

(**)
As of September 30, 2019, the negative basis difference between carrying value of investment in Bitauto and proportionate share of Bitauto’s net tangible and intangible assets was RMB
531,570
.
This difference would not be amortized.

As of December 31, 2018 and September 30, 2019, the market value of the Group’s investment in Bitauto was approximately RMB3,087,400 and RMB1,834,669 based on its quoted closing price, respectively.
Investment in Dada
In April 2016, the Group signed series of agreements with Dada, China’s largest crowdsourcing delivery platform. The Group obtained a) the newly issued ordinary shares of Dada which represents approximately 81% of the issued and outstanding ordinary shares, or approximately 41% of the equity interests of Dada on a fully diluted basis, b) the newly issued preferred shares of Dada which represents approximately 7% of the equity interest in Dada on a fully diluted basis, and c) a warrant to purchase additional preferred shares of Dada at a pre-determined
price for the next 2 years. Total consideration for the above investments and warrant was RMB3,508,200 with a combination of RMB1,298,700 in cash, the Group’s future services, including supply chain support for a period of 10 years, traffic and other additional support for a period of 7 years, non-compete
obligation in O2O business for a period of 7 years, and the Group’s O2O business, JD Daojia. The Group holds two board seats out of six with the founder of Dada holding the casting vote after the transaction.
With the assistance of an independent appraiser, the Group estimated the fair value of the assets/investments received as follows:

As of April 26, 2016
RMB
Assets/investments received by the Group
Dada’s ordinary shares	2,164,050
Dada’s preferred shares	1,298,700
Warrant to purchase Dada’s preferred shares	45,450

3,508,200

The investment in Dada’s ordinary shares is accounted for using the equity method with the investment cost allocated as follows:

	As of April 26, 2016	As of December 31, 2018	As of September 30, 2019
	RMB	RMB	RMB
Carrying value of investment in Dada’s ordinary shares	2,164,050	—	—
Proportionate share of Dada’s net tangible and intangible assets	424,140	(1,709,458)	(1,703,654)

Positive basis difference	1,739,910	1,709,458	1,703,654

Positive basis difference has been primarily assigned to:
Goodwill	1,605,891	1,605,891	1,605,891
Amortizable intangible assets (*)	178,692	138,089	130,350
Deferred tax liabilities	(44,673)	(34,522)	(32,587)

	1,739,910	1,709,458	1,703,654

Cumulative losses in equity interest in Dada’s ordinary shares	—	(2,164,050)	(2,164,050)
(*)	As of September 30, 2019, the weighted average remaining life of the intangible assets not included in Dada’s consolidated financial statements was 6 years.
The investment in Dada’s preferred shares is accounted for under the Measurement Alternative as the underlying preferred shares were not considered in-substance
common stock and had no readily determinable fair value as of September 30, 2019. The warrant is a freestanding financial instrument and was recorded at fair value of RMB45,450 upon initial recognition. On December 28, 2017, the Group exercised the warrant in entirety in cash and purchased additional preferred shares of Dada, at the pre-determined
price with the total consideration of RMB983,820. On August 9, 2018, the Group further invested RMB1,230,808 to acquire the newly issued preferred shares of Dada. The Group’s investment in Dada’s ordinary shares has been reduced to zero in 2018. According to ASC
323-10-35-25,
as the Group’s total investment in Dada includes the preferred shares investment, the Company should continue to recognize Dada’s losses up to the Group’s carrying value in the preferred shares investment. As of September 30, 2019, the Group recognized a cumulative loss of
RMB1,190,816
against the investment in Dada’s preferred shares based on the ownership level and seniority of preferred shares investment the Group held in Dada. As of September 30, 2019, the carrying amount of preferred shares of Dada was RM
B2,611,326.
Investment in Tuniu
In December 2014, the Group acquired 7% equity interest in Tuniu with cash consideration of RMB305,930. Tuniu is a leading online leisure travel company in China that is listed on Nasdaq. The Group accounted for the Initial Investment as an available-for-sale security.
On May 22, 2015, the Group additionally acquired Tuniu’s newly issued ordinary shares for total consideration of RMB2,188,490 with a combination of RMB1,528,275 in cash and RMB660,215 in the form of future services, including granting Tuniu an exclusive right, for a period of 5 years, to operate the leisure travel channels on the Group’s website and mobile apps, and Tuniu becomes the Group’s preferred partner for hotel and air ticket booking services. After the subsequent investment in May 2015, the Group held approximately 28% of Tuniu’s issued and outstanding shares and had one board seat. Hence, the Group adopted equity method of accounting to account for the investment in Tuniu.
Investment in Tuniu is accounted for using the equity method with the investment
cost allocated as follows:

	As of May 22, 2015	As of December 31, 2018	As of September 30, 2019
	RMB	RMB	RMB
Carrying value of investment in Tuniu (*)	2,494,145	858,566	543,767
Proportionate share of Tuniu’s net tangible and intangible assets	1,014,296	714,009	633,547

Positive / (negative) basis difference	1,479,849	144,557	(89,780)

Positive / (negative) basis difference has been primarily assigned to:
Goodwill (*)	1,212,149	23,899	—
Amortizable intangible assets (**)	356,933	160,877	(89,780)
Deferred tax liabilities	(89,233)	(40,219)	—

	1,479,849	144,557	(89,780)

Cumulative losses in equity interest in Tuniu	—	(1,635,579)	(1,950,378)
(*)
In the second quarter of 2019, the Group conducted impairment assessment on its investment in Tuniu considering the duration and severity of the decline of Tuniu’s stock price after the investment, and concluded the decline in fair value of the investment w as
 other-than-temporary. Accordingly, the Group recorded impairment charge of
RMB222,212
to write down the carrying value of its investment in Tuniu to its fair value, based on quoted closing price of Tuniu as of June 30, 2019.

(**)
As of September 30, 2019, the negative basis difference between carrying value of investment in Tuniu and proportionate share of Tuniu’s net tangible and intangible assets was RMB89,780. This difference would not be amortized.

As of December 31, 2018 and September 30, 2019, the market value of the Group’s investment in Tuniu was approximately RMB867,921 and RMB548,442 based on quoted closing price, respectively.
Investment in Jiangsu Five Star
In April 2019, the Group invested RMB1.27
billion with a combination of cash and assumption of the Seller’s debt as consideration to acquire ordinary shares of Jiangsu Five Star, a leading offline retailer of home appliances and consumer electronics, from its existing shareholder (the “Seller”), in exchange for 46% of Jiangsu Five Star’s total shares. The Group also provided a fifteen months loan with interest
s

of RMB1.03 billion to the Seller and
has
the
right
 to
purchase additio
nal
shares. Investment in Jiangsu Five Star is accounted for using the equity method as the Group obtained significant influence by the right
s
to nominate two board members out of five.
Investment in Jiangsu Five Star is accounted for using the equity method with the investment
cost allocated as follows:

	As of April 29, 2019	As of September 30, 2019
	RMB	RMB
Carrying value of investment in Jiangsu Five Star	1,274,257	1,370,853
Proportionate share of Jiangsu Five Star’s net tangible and intangible assets	432,310	530,888

Positive basis difference	841,947	839,965

Positive basis difference has been primarily assigned to:
Goodwill	586,325	586,325
Amortizable intangible assets (*)	208,840	207,938
Property, e quipment and software (*)	131,990	130,250
Deferred tax liabilities	(85,208)	(84,548)

	841,947	839,965

Cumulative gains in equity interest in Jiangsu Five Star	—	96,596
(*)	As of September 30, 2019, the weighted average remaining lives of the intangible asset s and property, equipment and software were 20 years and 25 years, respectively.
Investment in Yixin
In February 2015 and August 2016, the Group invested US$100,000 and US$30,000 in cash, respectively, to acquire Yixin’s newly issued preferred shares. Yixin, a controlled subsidiary of Bitauto, is a leading online automobile retail transaction platform in China. The investment in Yixin was accounted for under the cost method as the underlying shares the Group invested in were not considered in-substance
common stock and had no readily determinable fair value.
On November 16, 2017, Yixin successfully completed the global offering and traded on the Main Board of The Stock Exchange of Hong Kong Limited. After the offering, the Group held approximately 11% of Yixin’s issued and outstanding shares and the investment is accounted for using the equity method, as the preferred shares the Group previously invested in were automatically converted into ordinary shares upon listing and the Group obtained significant influence by
 the
rights to nominate
 one
non-executive
board member out of nine and the significant influence on its controlling shareholder, Bitauto.
Investment in Yixin is accounted for using the equity method with the investment
cost allocated as follows:

	As of November 16, 2017	As of December 31, 2018	As of September 30, 2019
	RMB	RMB	RMB
Carrying value of investment in Yixin	860,992	1,044,537	1,198,696
Proportionate share of Yixin’s net tangible and intangible assets	1,703,448	1,641,276	1,655,026

N egative basis difference	(842,456)	(596,739)	(456,330)

Cumulative gains in equity interest in Yixin	—	183,545	337,704
As of September 30, 2019, the negative basis difference between carrying value of investment in Yixin and proportionate share of Yixin’s net tangible and intangible assets was RMB456,330
.
This difference would not be amortized. As of December 31, 2018 and September 30, 2019, the market value of the Group’s investment in Yixin was approximately
RMB1,049,246 and RMB1,129,532 based on quoted closing price, respectively.
The Group recorded its interests in Yonghui, Bitauto, Dada, Tuniu, Jiangsu Five Star and Yixin one quarter in arrears to enable the Group to provide its financial disclosure independent of the reporting schedule of these equity investees.
The Group performs impairment assessment of its investments under the Measurement Alternative and equity method whenever events or changes in circumstances indicate that the carrying value of the investment may not be fully recoverable. Impairment charges in connection with the Measurement Alternative investments of
RMB399,027 and RMB631,871
were recorded in others, net in the unaudited interim condensed consolidated statements of operations and comprehensive income for the nine months ended September 30, 2018 and 2019, respectively. As of September 30, 2019, the accumulated impairment of the Group’s Measurement Alternative investments was
RMB1,478,114.
Impairment charges in connection with the equity method investments of nil and
 RMB
710,665
were recorded in share of results of equity investees in the unaudited interim condensed consolidated statements of operations and comprehensive income for the nine months ended September 30, 2018 and 2019, respectively.